Summary of Significant Accounting Policies (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Schedule Of Significant Accounting Policies [Line Items]
Oil and gas property, fair value disclosure		$ 1,200
Oil and Gas Properties, Proved [Member]
Schedule Of Significant Accounting Policies [Line Items]
Asset Impairments	$ 0	1,912
Oil and Gas Properties, Unproved [Member]
Schedule Of Significant Accounting Policies [Line Items]
Asset Impairments	$ 42	$ 168